Issued Capital	12 Months Ended
Dec. 31, 2025
Issued Capital [Abstract]
ISSUED CAPITAL

NOTE 19. ISSUED CAPITAL

(a) Share Capital

	December 31, 2025		December 31, 2024		December 31, 2023
	Number of shares	US$	Number of shares	US$	Number of shares*	US$
Ordinary Shares fully paid	3,446,434	68,862,716	3,431,434	68,844,716	3,410,434	68,792,216

*	Retroactively applied the share consolidation of 10 for 1 share on October 16, 2023.

(b) Movements in ordinary share capital

	Company
	Number of Shares	US$
January 1, 2023	20,524,754	65,332,091
Issuance of shares for cash	299,998	36,365
Issuance of shares for services	661,450	348,485
Total issue of shares prior to share consolidation	21,486,202	65,716,941
1 for 10 share consolidation of our fully paid ordinary shares	(19,337,701)	-
Total issue of shares post share consolidation	2,148,501	65,716,941
Issuance of shares for cash	607,817	1,497,043
Issuance of shares for services	114,116	228,232
Issuance of shares on acquisition of subsidiaries	300,000	750,000
Issuance of shares on conversion of debts	240,000	600,000
December 31, 2023	3,410,434	68,792,216
Issuance of shares for cash	21,000	52,500
December 31, 2024	3,431,434	68,844,716
Issuance of shares for services	15,000	18,000
December 31, 2025	3,446,434	68,862,716

There is only one class of share on issue being ordinary fully paid shares. Holders of ordinary shares are treated equally in all respects regarding voting rights and with respect to the participation in dividends and in the distribution of surplus assets upon a winding up. The fully paid ordinary shares have no par value.

On October 16, 2023, the Company effectuated a 1-for-10 share consolidation of the ordinary shares, which was approved at a special meeting of the shareholders on September 29, 2023. The purpose of the share consolidation was to enable the Company to meet Nasdaq’s minimum share price requirement. The share consolidation became effective on October 16, 2023 and every then issued and outstanding ordinary shares were automatically combined into one issued and outstanding ordinary share. This reduced the number of outstanding shares from 21,486,202 shares to 2,148,501 after adjusting for fractional shares.

(c) Convertible Notes

During the year 2023, the details of convertible notes movements are as below:-

On October 24, 2023, the Company entered into convertible note purchase agreements with Nextglass Solutions, Inc raising a total of US$15 million by the issuance of US$15 million convertible notes (“NSI Note”). A former director of the Company is an executive officer of Nextglass Solutions, Inc. The Company received the proceeds through our solicitor firm. The NSI Note bears interest at 12% per annum maturing two years from the date of issuance of the NSI Note. The holder of the NSI Note has the right to convert the principal amount to shares in the Company at a fixed conversion price of US$1.42 per share, subject to adjustment, over the term of the NSI Note. Under the NSI Note, the holder of the NSI Note cannot convert the shares in the Company if such conversion would take the noteholder over 19.99% shareholding in the Company. At the date of this report none of the NSI Notes have been converted or redeemed.

During the year 2024, the details of convertible notes movements are as below:-

On July 22, 2024, the Company entered into a Convertible Note and Warrants Purchase Agreement for Montague Capital Pty Ltd to raise US$350,000 for working capital. The executive director of the company is a director of Montague Capital Pty Ltd. The Note is interest bearing at 6% per annum and maturing in two years from the date issuance of the Note. The holder of the Notes has the right to convert the principal into ordinary shares of the Company at a conversion price of US$1.25 per share over the term of the Note. Furthermore, there is a conversion limitation such that no conversion can be effected if after such conversion Montague would own more than 19.99% equity interest in the Company.

In addition, the noteholder shall receive a warrant representing 150% of the amount of the Note, raising an additional US$525,000 if all the warrants are exercised. The warrants are for a term of two years from the date of the convertible notes and can be exercised at US$1.30 for each share. Under the warrant agreement, the warrant holder cannot exercise the warrant to subscribe for shares in the Company if such exercise would take the warrant holder over 19.99% shareholding in the Company.

There is no movement during the year 2025.

(d) Warrants

There is no movement during the year 2023.

During the year 2024, the details of warrants movements are as below:-

On July 22, 2024 in connection with the Convertible Note and Warrants Purchase Agreement, the Company issued to the noteholder warrants to purchase a total of 403,846 shares raising an additional US$525,000. If all the warrants are exercised. The warrants are for a term of two years from the date of the convertible notes and can be exercised at US$1.30 for each share. Under the warrant agreement, the warrant holder cannot exercise the warrant to subscribe for shares in the Company if such exercise would take the warrant holder over 19.99% shareholding in the Company.

There is no movement during the year 2025.

(e) Options

As at December 31, 2025 and 2024, the Company had no employee share option issued and outstanding in respect to the 2021 Employee Share Option Plan on August 17, 2022.